Note Related party transactions (Related party transactions with affiliated company - Additional Information) (Detail)	1 Months Ended					3 Months Ended	12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	May 31, 2017 USD ($)	Apr. 01, 2010 USD ($) loans	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) loans	Feb. 15, 2019	Jun. 30, 2006 USD ($)	Nov. 01, 2003 USD ($)
Related Party Transaction
Related Party Transaction, Amounts of Transaction							$ 1,068,000	$ 17,608,000
Contributions to Banco Popular Foundations
Related Party Transaction
Donations Expenses							2,100,000	1,000,000
Contributions To Puerto Rico Foundation
Related Party Transaction
Donations Expenses							1,300,000	1,200,000
Contribution To BPPR Foundation
Related Party Transaction
Donations Expenses								1,500,000
Related Party Residencial Mortgage Loan Director
Related Party Transaction
Loans and Leases Receivable, Related Parties		$ 900,000					900,000				$ 800,000
Related party exclude Evertec
Related Party Transaction
Deposits		632,000,000					632,000,000	431,000,000
Related Party With Investment Companies
Related Party Transaction
Line of Credit Facility, Maximum Borrowing Capacity		330,000,000					330,000,000	356,000,000
Administrative Fees							6,700,000	7,700,000
Waived Fees							2,100,000	2,200,000
Net fees							$ 4,600,000	$ 5,500,000
Credit Facilities Terms							The aggregate sum of all outstanding balances under all credit facilities that may be made available by BPPR, from time to time, to those Puerto Rico investment companies for which BPPR acts as investment advisor or co-investment advisor, shall never exceed the lesser of $200 million or 10% of BPPR’s capital.
Related Party With Director Of The Corporation | Commercial Loans
Related Party Transaction
Loans and Leases Receivable, Related Parties												$ 700,000
Loan Count | loans						5
Aggregated unpaid principal balance		31,700,000				$ 33,500,000	$ 31,700,000
Related Party With Director Of The Corporation | Commercial Loans | Note A
Related Party Transaction
Loan Note Ab Split | loans									5
Annual Interest Rate									6.00%
Aggregated unpaid principal balance									$ 19,800,000
Related Party With Director Of The Corporation | Commercial Loans | Note B
Related Party Transaction
Loan Note Ab Split | loans									5
Annual Interest Rate									1.00%
Aggregated unpaid principal balance									$ 13,500,000
Reliable Financial Services
Related Party Transaction
Estimated Total Rental Amount							800,000
Loan | Related Party With Director Of The Corporation
Related Party Transaction
Loans and Leases Receivable, Related Parties		700,000					700,000
Loan | Related Party With Director Of The Corporation | Second mortgage
Related Party Transaction
Loans and Leases Receivable, Related Parties		100,000					100,000
Loan | Related Party With Director Of The Corporation | Third mortgage
Related Party Transaction
Loans and Leases Receivable, Related Parties		100,000					100,000
Loan | Related Party With Director Of The Corporation | Subsequent event | Second mortgage
Related Party Transaction
Proceeds from mortgage deposits	$ 20,000
Loan | Related Party With Director Of The Corporation | Subsequent event | Third mortgage
Related Party Transaction
Repayment supported by promissory note	82,000
Loan | Related Party With Director Of The Corporation | Third Party Investor | First mortgage
Related Party Transaction
Loans and Leases Receivable, Related Parties		500,000					500,000
Loan | Related Party With Director Of The Corporation | Third Party Investor | Subsequent event | Third mortgage
Related Party Transaction
Monthly repayment to loan receivables	$ 500
Banco Popular de Puerto Rico | Loan | Related Party Transaction loan sold between BPPR and Popular Inc.
Related Party Transaction
Other Additional Capital					$ 6,000,000
Related Party Transaction, Amounts of Transaction					37,900,000
Interest Payment		500,000					500,000
Aggregated unpaid principal balance		37,700,000			$ 37,900,000		$ 37,700,000
Banco Popular de Puerto Rico | Loan | Related Party Transaction loan sold between BPPR and Popular Inc. | Subsequent event
Related Party Transaction
Annual Interest Rate										5.75%
Banco Popular de Puerto Rico | Loan | Related Party Transaction loan sold between BPPR and Popular Inc. | Note A
Related Party Transaction
Monthly repayment to loan receivables		$ 10,000	$ 5,000	$ 36,000
Banco Popular de Puerto Rico | Loan | Chief Executive Officer
Related Party Transaction
Aggregated unpaid principal balance						$ 40,200,000